Schedule of Other Payables (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Accrued expenses	₪ 5,959	₪ 3,429
Institutions	4,884	1,309
Deferred revenues	2,901	1,166
Short term Lease liability	3,307	732
Advanced payments	3,990
Payables due to acquisitions	9,862
Others	10,147	2,801
Other Payables	₪ 41,050	₪ 9,437